Portfolio of Investments
Variable Portfolio – Managed Volatility Conservative Fund, March 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Equity Funds 18.2%
	Shares	Value ($)
International 4.8%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(a)	1,726,728	26,004,522
CTIVP® – Lazard International Equity Advantage Fund, Class 1 Shares(a)	32,329	362,410
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares(a)	408,234	5,115,168
Variable Portfolio – Partners International Growth Fund, Class 1 Shares(a)	354,428	4,862,757
Variable Portfolio – Partners International Value Fund, Class 1 Shares(a)	413,534	4,052,628
Total		40,397,485
U.S. Large Cap 10.5%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	242,794	8,512,349
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	289,534	21,101,258
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	257,120	7,898,734
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares(a),(b)	1,489,865	22,794,940
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	232,901	7,932,598
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares(a),(b)	73,684	3,760,081
CTIVP® – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares(a),(b)	5,052	249,132
CTIVP® – MFS® Value Fund, Class 1 Shares(a),(b)	115,682	3,796,672
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares(a),(b)	58,184	3,530,590
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	125,947	3,807,374
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(a),(b)	179,849	5,415,262
Total		88,798,990
U.S. Mid Cap 0.3%
Columbia Variable Portfolio – Mid Cap Growth Fund, Class 1 Shares(a),(b)	32,226	1,487,566
Columbia Variable Portfolio – Select Mid Cap Value Fund, Class 1 Shares(a),(b)	47,469	1,501,907
Total		2,989,473
Equity Funds (continued)
	Shares	Value ($)
U.S. Small Cap 2.6%
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares(a)	67,820	1,340,131
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares(a),(b)	46,718	1,426,287
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	259,530	9,623,390
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	258,494	9,354,893
Total		21,744,701
Total Equity Funds (Cost $102,866,190)		153,930,649

Exchange-Traded Equity Funds 4.8%

International Mid Large Cap 1.4%
iShares MSCI EAFE ETF	152,532	11,572,603
U.S. Large Cap 3.4%
SPDR S&P 500 ETF Trust	73,425	29,100,530
Total Exchange-Traded Equity Funds (Cost $24,173,334)		40,673,133

Exchange-Traded Fixed Income Funds 4.6%

Investment Grade 4.6%
iShares iBoxx $ Investment Grade Corporate Bond ETF	241,500	31,407,075
Vanguard Intermediate-Term Corporate Bond ETF	80,000	7,442,400
Total		38,849,475
Total Exchange-Traded Fixed Income Funds (Cost $38,329,331)		38,849,475

Fixed Income Funds 54.1%

Investment Grade 54.1%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	7,046,594	80,331,175
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	3,114,846	31,148,462
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	4,321,262	47,749,949
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	2,848,362	31,161,081
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	6,679,195	76,409,993
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	7,223,224	80,755,638
Variable Portfolio – Managed Volatility Conservative Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Conservative Fund, March 31, 2021 (Unaudited)
Fixed Income Funds (continued)
	Shares	Value ($)
CTIVP® – Wells Fargo Short Duration Government Fund, Class 1 Shares(a)	1,208,863	12,463,375
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(a)	8,455,100	96,134,482
Total		456,154,155
Total Fixed Income Funds (Cost $434,561,649)		456,154,155

Residential Mortgage-Backed Securities - Agency 10.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(c)
04/19/2036	2.500%	23,300,000	24,246,562
04/19/2036- 04/14/2051	3.000%	41,539,000	43,517,386
04/14/2051	3.500%	23,002,000	24,289,573
Total Residential Mortgage-Backed Securities - Agency (Cost $92,420,512)			92,053,521
Options Purchased Puts 0.5%
Value ($)
(Cost $6,053,867)	3,806,095

Money Market Funds 17.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.067%(a),(d)	146,448,223	146,433,579
Total Money Market Funds (Cost $146,429,023)		146,433,579
Total Investments in Securities (Cost: $844,833,906)		931,900,607
Other Assets & Liabilities, Net		(88,281,069)
Net Assets		843,619,538

At March 31, 2021, securities and/or cash totaling $4,698,499 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Australian Dollar	18	06/2021	USD	1,368,270	—	(10,724)
British Pound	11	06/2021	USD	947,444	—	(2,823)
EURO STOXX 50 Index	1	06/2021	EUR	38,660	1,122	—
Japanese Yen	12	06/2021	USD	1,355,325	—	(27,233)
New Zealand Dollar	3	06/2021	USD	209,490	—	(5,531)
OMXS30 Index	32	04/2021	SEK	6,999,200	15,887	—
S&P 500 Index E-mini	107	06/2021	USD	21,225,590	429,869	—
SPI 200 Index	12	06/2021	AUD	2,029,800	8,764	—
TOPIX Index	13	06/2021	JPY	254,020,000	76,459	—
U.S. Long Bond	99	06/2021	USD	15,304,781	—	(649,415)
U.S. Treasury 10-Year Note	240	06/2021	USD	31,425,000	—	(821,717)
U.S. Treasury 2-Year Note	73	06/2021	USD	16,113,039	—	(15,530)
U.S. Treasury 5-Year Note	327	06/2021	USD	40,351,289	—	(516,635)
Total					532,101	(2,049,608)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Canadian Dollar	(2)	06/2021	USD	(159,140)	—	(1,178)
Euro FX	(17)	06/2021	USD	(2,495,175)	42,964	—
FTSE 100 Index	(4)	06/2021	GBP	(267,180)	970	—
Hang Seng Index	(6)	04/2021	HKD	(8,494,800)	—	(23,668)
MSCI Singapore Index	(6)	04/2021	SGD	(214,770)	—	(2,137)
Russell 2000 Index E-mini	(50)	06/2021	USD	(5,556,250)	149,751	—
S&P 500 Index E-mini	(39)	06/2021	USD	(7,736,430)	—	(156,779)
S&P/TSX 60 Index	(11)	06/2021	CAD	(2,444,420)	2,285	—
2	Variable Portfolio – Managed Volatility Conservative Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Conservative Fund, March 31, 2021 (Unaudited)
Short futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Swiss Franc	(17)	06/2021	USD	(2,251,438)	41,198	—
U.S. Ultra Treasury Bond	(1)	06/2021	USD	(181,219)	5,422	—
Total					242,590	(183,762)

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	JPMorgan	USD	48,866,547	123	2,900.00	12/16/2022	2,803,755	1,685,100
S&P 500 Index	JPMorgan	USD	24,631,918	62	3,000.00	12/16/2022	1,457,377	959,140
S&P 500 Index	JPMorgan	USD	14,302,404	36	3,100.00	12/16/2022	869,223	626,940
S&P 500 Index	JPMorgan	USD	16,288,849	41	2,800.00	12/16/2022	882,232	495,895
S&P 500 Index	JPMorgan	USD	794,578	2	3,200.00	12/16/2022	41,280	39,020
Total							6,053,867	3,806,095
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 0.067%
	152,123,258	27,538,847	(33,230,492)	1,966	146,433,579	—	(1,966)	35,787	146,448,223
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	8,704,041	13,102	(680,978)	476,184	8,512,349	—	131,198	—	242,794
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	23,814,027	119,442	(3,593,999)	761,788	21,101,258	—	1,260,452	—	289,534
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 Shares
	5,112,825	—	(3,477,675)	(1,635,150)	—	—	1,752,870	—	—
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	101,119,718	77,175	(19,373,057)	(1,492,661)	80,331,175	—	571,888	—	7,046,594
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	7,455,182	691,866	(566,696)	318,382	7,898,734	—	17,536	—	257,120
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	30,556,430	2,963,129	(2,191,067)	(180,030)	31,148,462	—	(17,562)	—	3,114,846
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	51,785,189	1,633,746	—	(5,668,986)	47,749,949	—	—	—	4,321,262
Columbia Variable Portfolio – Mid Cap Growth Fund, Class 1 Shares
	2,027,940	—	(315,747)	(224,627)	1,487,566	—	297,819	—	32,226
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	12,308,304	12,568,440	—	1,127,778	26,004,522	—	—	51,596	1,726,728
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares
	7,422,195	15,913,702	(1,797,918)	1,256,961	22,794,940	—	17,178	—	1,489,865
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	5,147,125	3,284,044	(1,391,542)	892,971	7,932,598	—	13,309	—	232,901
Columbia Variable Portfolio – Select Mid Cap Value Fund, Class 1 Shares
	2,025,833	—	(451,955)	(71,971)	1,501,907	—	312,560	—	47,469
Variable Portfolio – Managed Volatility Conservative Fund | Quarterly Report 2021	3

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Conservative Fund, March 31, 2021 (Unaudited)
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares
	3,037,319	—	(1,583,610)	(113,578)	1,340,131	—	664,378	—	67,820
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares
	3,079,991	—	(955,119)	(698,585)	1,426,287	—	942,463	—	46,718
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	29,791,512	3,735,468	(2,682,811)	316,912	31,161,081	—	4,033	—	2,848,362
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	74,165,141	4,073,751	—	(1,828,899)	76,409,993	—	—	—	6,679,195
CTIVP® – Lazard International Equity Advantage Fund, Class 1 Shares
	5,781,275	71,382	(4,044,726)	(1,445,521)	362,410	—	1,600,606	28,681	32,329
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares
	5,929,854	1,006	(1,300,678)	(870,101)	3,760,081	—	962,674	—	73,684
CTIVP® – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares
	4,545,296	—	(1,720,099)	(2,576,065)	249,132	—	2,696,916	—	5,052
CTIVP® – MFS® Value Fund, Class 1 Shares
	4,050,596	—	(474,969)	221,045	3,796,672	—	112,019	—	115,682
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares
	6,035,707	6,242	(888,602)	(1,622,757)	3,530,590	—	1,461,859	—	58,184
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	4,032,798	34,977	(550,479)	290,078	3,807,374	—	176,119	—	125,947
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	100,055,333	—	(16,824,940)	(2,474,755)	80,755,638	—	(189,284)	—	7,223,224
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares
	2,571,448	—	(1,546,592)	(1,024,856)	—	—	1,229,930	—	—
CTIVP® – Wells Fargo Short Duration Government Fund, Class 1 Shares
	12,238,978	1,143,049	(932,882)	14,230	12,463,375	—	(24,807)	—	1,208,863
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares
	2,607,068	—	(1,215,741)	(1,391,327)	—	—	1,472,242	—	—
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	106,233,472	—	(7,189,124)	(2,909,866)	96,134,482	—	(184,866)	—	8,455,100
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	7,934,048	—	(1,870,811)	(647,975)	5,415,262	—	1,144,626	—	179,849
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares
	10,772,809	92,146	(4,725,990)	(1,023,797)	5,115,168	—	1,374,485	92,146	408,234
Variable Portfolio – Partners International Growth Fund, Class 1 Shares
	4,097,925	852,533	(4,786)	(82,915)	4,862,757	—	51	3,273	354,428
Variable Portfolio – Partners International Value Fund, Class 1 Shares
	4,795,747	328,097	(1,161,770)	90,554	4,052,628	—	129,560	87,777	413,534
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	7,032,777	2,897,633	(603,590)	296,570	9,623,390	—	(55,630)	—	259,530
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	5,668,946	2,777,273	(401,428)	1,310,102	9,354,893	—	35,155	—	258,494
Total	814,060,107			(20,608,901)	756,518,383	—	17,907,811	299,260

4	Variable Portfolio – Managed Volatility Conservative Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Conservative Fund, March 31, 2021 (Unaudited)
Notes to Portfolio of Investments  (continued)
(b)	Non-income producing investment.
(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at March 31, 2021.
Abbreviation Legend
TBA	To Be Announced
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Variable Portfolio – Managed Volatility Conservative Fund | Quarterly Report 2021	5

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT7045_03_L01_(03/21)